FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05459

Templeton Global Income Fund

(Exact name of registrant as specified in charter)

500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/10_

Item 1. Schedule of Investments.

Templeton Global Income Fund

Statement of Investments, May 31, 2010 (unaudited)

	Principal
	Amount[a]			Value

Bonds 86.1%
Argentina 2.6%
[b,c]Government of Argentina, senior bond, FRN, 0.389%, 8/03/12	98,977,000			$32,617,871

Australia 7.0%
New South Wales Treasury Corp.,
6.00%, 5/01/12	10,565,000		AUD	9,112,576
senior note, 5.50%, 3/01/17	36,971,000		AUD	30,971,212
Queensland Treasury Corp.,
13, 6.00%, 8/14/13	41,536,000		AUD	35,952,392
17, 6.00%, 9/14/17	12,395,000		AUD	10,652,738
[d]144A, 7.125%, 9/18/17	1,845,000		NZD	1,333,340

				88,022,258

Brazil 7.3%
Nota Do Tesouro Nacional,
10.00%, 1/01/12	23,075	[e]	BRL	12,304,889
10.00%, 1/01/14	15,000	[e]	BRL	7,698,462
10.00%, 1/01/17	54,900	[e]	BRL	26,978,962
[f]Index Linked, 6.00%, 5/15/15	20,140	[e]	BRL	20,578,986
[f]Index Linked, 6.00%, 5/15/45	23,625	[e]	BRL	23,577,770

				91,139,069

Canada 0.4%
Province of Manitoba, 6.375%, 9/01/15	7,525,000		NZD	5,247,539

Hungary 2.3%
Government of Hungary,
3.50%, 7/18/16	905,000		EUR	1,048,911
4.375%, 7/04/17	4,435,000		EUR	5,321,292
5.75%, 6/11/18	12,690,000		EUR	16,304,861
6.25%, 1/29/20	3,535,000			3,579,187
senior note, 3.875%, 2/24/20	2,700,000		EUR	3,055,541

				29,309,792

India 0.7%
Export-Import Bank of India, N-01, 5.90%, 5/07/13	200,000,000		INR	4,316,618
National Bank for Agriculture & Rural Development, 11B, 5.82%, 5/05/13	200,000,000		INR	4,315,756

				8,632,374

Indonesia 10.7%
Government of Indonesia,
FR19, 14.25%, 6/15/13	84,050,000,000		IDR	10,670,946
FR20, 14.275%, 12/15/13	81,836,000,000		IDR	10,524,805
FR26, 11.00%, 10/15/14	3,500,000,000		IDR	415,633
FR27, 9.50%, 6/15/15	34,890,000,000		IDR	3,948,774
FR30, 10.75%, 5/15/16	87,035,000,000		IDR	10,395,765
FR31, 11.00%, 11/15/20	335,739,000,000		IDR	41,650,068
FR34, 12.80%, 6/15/21	59,666,000,000		IDR	8,184,958
FR35, 12.90%, 6/15/22	32,530,000,000		IDR	4,444,554
FR36, 11.50%, 9/15/19	23,000,000,000		IDR	2,912,513
FR42, 10.25%, 7/15/27	25,430,000,000		IDR	2,850,512
FR43, 10.25%, 7/15/22	8,450,000,000		IDR	977,092
FR46, 9.50%, 7/15/23	41,250,000,000		IDR	4,524,486
FR47, 10.00%, 2/15/28	52,895,000,000		IDR	5,766,862
FR48, 9.00%, 9/15/18	18,520,000,000		IDR	2,040,936
[d]senior bond, 144A, 8.50%, 10/12/35	8,462,000			10,490,613
[d]senior bond, 144A, 6.625%, 2/17/37	2,090,000			2,132,235
[d]senior bond, 144A, 7.75%, 1/17/38	10,360,000			11,862,200

				133,792,952

Lithuania 2.0%
[d]Government of Lithuania, 144A,
6.75%, 1/15/15	15,000,000			15,712,500

Quarterly Statement of Investments   See Notes to Statements of Investments.

Templeton Global Income Fund

Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount[a]			Value

7.375%, 2/11/20	8,825,000			$9,266,250

				24,978,750

Mexico 4.7%
Government of Mexico,
M 20, 8.00%, 12/07/23	2,727,000	[g]	MXN	21,811,983
M 20, 10.00%, 12/05/24	15,000	[g]	MXN	140,726
M 20, 7.50%, 6/03/27	3,058,000	[g]	MXN	23,040,107
senior bond, 5.95%, 3/19/19	13,260,000			14,336,049

				59,328,865

Norway 1.2%
Government of Norway, 6.00%, 5/16/11	96,190,000		NOK	15,453,629

Peru 3.3%
Government of Peru,
9.91%, 5/05/15	6,500,000		PEN	2,775,265
7.84%, 8/12/20	32,200,000		PEN	12,670,887
Series 7, 8.60%, 8/12/17	61,545,000		PEN	25,222,399

				40,668,551

Poland 7.7%
Government of Poland,
4.75%, 4/25/12	27,930,000		PLN	8,488,723
5.75%, 4/25/14	147,355,000		PLN	45,563,055
6.25%, 10/24/15	19,335,000		PLN	6,078,154
5.75%, 9/23/22	60,500,000		PLN	18,104,896
senior note, 6.375%, 7/15/19	17,000,000			18,564,578

				96,799,406

Qatar 0.9%
[d]Government of Qatar, senior note, 144A, 6.55%, 4/09/19	10,450,000			11,654,363

Russia 4.5%
[d]Government of Russia, 144A, 7.50%, 3/31/30	50,446,360			56,388,905

South Africa 2.5%
Government of South Africa,
5.25%, 5/16/13	3,330,000		EUR	4,373,973
4.50%, 4/05/16	1,829,000		EUR	2,305,314
6.875%, 5/27/19	18,620,000			20,877,675
senior note, 6.50%, 6/02/14	775,000			852,237
senior note, 5.875%, 5/30/22	3,355,000			3,428,391

				31,837,590

South Korea 14.7%
The Export-Import Bank of Korea, 4.625%, 2/20/17	205,000		EUR	261,021
Government of Korea, senior bond, 5.625%, 11/03/25	620,000			644,135
Korea Deposit Insurance Corp.,
07-1, 5.57%, 9/14/12	7,200,000,000		KRW	6,184,335
08-1, 5.28%, 2/15/13	1,232,000,000		KRW	1,051,961
Korea Treasury Bond,
0400-1206, 4.00%, 6/10/12	76,268,710,000		KRW	64,018,384
0475-1112, 4.75%, 12/10/11	69,639,880,000		KRW	59,148,611
0475-1203, 4.75%, 3/10/12	15,946,000,000		KRW	13,541,941
0525-1303, 5.25%, 3/10/13	1,866,530,000		KRW	1,615,745
0525-1509, 5.25%, 9/10/15	4,000,000,000		KRW	3,442,434
0550-1106, 5.50%, 6/10/11	19,068,600,000		KRW	16,283,715
senior note, 7.125%, 4/16/19	15,880,000			18,768,366

				184,960,648

Sri Lanka 2.1%
Government of Sri Lanka, A,
12.00%, 7/15/11	94,150,000		LKR	850,729
8.50%, 1/15/13	567,300,000		LKR	4,856,756
13.50%, 2/01/13	550,800,000		LKR	5,275,033

Templeton Global Income Fund

Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount[a]		Value

11.25%, 7/15/14	585,500,000	LKR	$5,384,213
11.00%, 8/01/15	1,103,400,000	LKR	10,089,163

			26,455,894

[h]Supranational 3.4%
Corporacion Andina De Fomento, 8.125%, 6/04/19	8,640,000		10,568,431
European Investment Bank, senior note, 4.50%, 5/15/13	113,650,000	NOK	18,350,743
Inter-American Development Bank, senior note, 7.50%, 12/05/24	185,000,000	MXN	13,747,587

			42,666,761

Sweden 3.9%
Government of Sweden, 5.25%, 3/15/11	372,575,000	SEK	49,300,914

United Arab Emirates 0.9%
[d]Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19	10,260,000		11,629,885

Venezuela 2.5%
Government of Venezuela,
10.75%, 9/19/13	6,155,000		5,335,806
[i]senior bond, Reg S, 5.375%, 8/07/10	19,905,000		19,681,069
Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11	7,600,000		6,562,125

			31,579,000

Vietnam 0.8%
[d]Government of Vietnam, 144A, 6.75%, 1/29/20	9,270,000		9,524,925

Total Bonds (Cost $971,485,998)			1,081,989,941

Municipal Bonds 3.3%
United States and U.S. Territories 3.3%
Alabama State University Revenue, General Tuition and Fee, Assured Guaranty,
5.00%, 9/01/29	5,000		5,276
5.75%, 9/01/39	5,000		5,484
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F-1,
5.00%, 4/01/39	605,000		621,117
Bexar County Hospital District GO, Certificates of Obligation, 5.00%, 2/15/32	805,000		824,578
Bexar County Revenue, Venue Project, Refunding, Series A, BHAC Insured, 5.25%, 8/15/47	730,000		753,995
California State GO,
Refunding, 5.125%, 4/01/33	500,000		498,295
Refunding, 5.00%, 4/01/38	205,000		199,285
Various Purpose, 6.00%, 4/01/38	20,130,000		21,744,829
Illinois Municipal Electricity Agency Power Supply Revenue, Series A, BHAC Insured, 5.00%, 2/01/35	1,085,000		1,103,987
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, BHAC Insured, 5.25%, 9/01/42	2,395,000		2,498,799
Lewisville ISD, GO, School Building, 5.00%, 8/15/26	545,000		598,116
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/26	350,000		382,036
Minneapolis Health Care System Revenue, Fairview Health Services, Series B, Assured Guaranty, 6.50%, 11/15/38	1,670,000		1,881,622
MTA Revenue,
Series B, Assured Guaranty, 5.25%, 11/15/20	430,000		490,927
Transportation, Series A, AGMC Insured, 5.5%, 11/15/21	410,000		480,458
North Carolina Eastern Municipal Power Agency Power System Revenue, Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19	250,000		276,090
Palomar Pomerado Health GO, Election of 2004, Series A, NATL Insured, 5.125%, 8/01/37	2,080,000		2,036,549
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24	50,000		52,702
Placentia-Yorba Linda USD, GO, 2008 Election, Series A, 5.25%, 8/01/32	2,400,000		2,495,064
Poway USD, GO, Election of 2008, ID 07-1-A, zero cpn.,
8/01/27	705,000		270,981
8/01/30	705,000		220,023
8/01/32	885,000		235,702
8/01/33	470,000		116,602
San Bernardino Community College District GO, Election of 2002, Series A,
6.375%, 8/01/26	400,000		469,216
6.50%, 8/01/27	580,000		684,504

Templeton Global Income Fund

Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount[a]		Value

6.50%, 8/01/28	240,000		$281,959
San Mateo County Community College District GO, Election of 2001, Series C, NATL Insured, zero cpn.,
9/01/30	1,705,000		545,412
3/01/31	465,000		142,309
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Christus Health, Refunding, Series A, Assured Guaranty, 6.25%, 7/01/28	1,400,000		1,563,198

Total Municipal Bonds (Cost $37,847,499)			41,479,115

Total Investments before Short Term Investments (Cost $1,009,333,497)			1,123,469,056

Short Term Investments 4.1%
Foreign Government and Agency Securities 2.0%
Egypt 1.0%
[j]Egypt Treasury Bills, 8/03/10 – 3/08/11	73,400,000	EGP	12,227,618

Israel 1.0%
[j]Israel Treasury Bill, 1/05/11	50,000,000	ILS	12,754,773

Total Foreign Government and Agency Securities (Cost $25,799,043)			24,982,391

Total Investments before Money Market Funds (Cost $1,035,132,540)			1,148,451,447

	Shares

Money Market Funds (Cost $26,701,108) 2.1%
United States 2.1%
[k]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	26,701,108	26,701,108

Total Investments (Cost $1,061,833,648) 93.5%		1,175,152,555
Other Assets, less Liabilities 6.5%		80,586,437

Net Assets 100.0%		$1,255,738,992

[a]	The principal amount is stated in U.S. dollars unless otherwise indicated.

[b]	The coupon rate shown represents the rate at period end.

[c]	The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

[d]

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At May 31, 2010, the aggregate value of these securities was $139,995,216, representing 11.14% of net assets.

[e]	Principal amount is stated in 1,000 Brazilian Real Units.

[f]	Redemption price at maturity is adjusted for inflation.

[g]	Principal amount is stated in 100 Mexican Peso Units.

[h]	A supranational organization is an entity formed by two or more central governments through international treaties.

[i]

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At May 31, 2010, the value of this security was $19,681,069, representing 1.57% of net assets.

[j]	The security is traded on a discount basis with no stated coupon rate.

[k]	The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund’s investment manager. The rate shown is the annualized seven-day yield at period end.

Templeton Global Income Fund

Statement of Investments, May 31, 2010 (unaudited) (continued)

At May 31, 2010, the Fund had the following forward exchange contracts outstanding. See Note 3.

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quanity	amount[a]		date	Appreciation	Depriciation

Chilean Peso	CITI	Sell	186,070,000	343,620		6/01/10	$—	$(7,290)
Chilean Peso	CITI	Buy	186,070,000	330,204		6/01/10	20,706	—
Indian Rupee	DBAB	Sell	150,389,000	3,231,392		6/01/10	—	(11,844)
Indian Rupee	DBAB	Buy	150,389,000	3,064,223		6/01/10	179,013	—
New Zealand Dollar	UBSW	Buy	6,140,000	4,270,247		6/01/10	—	(96,884)
New Zealand Dollar	UBSW	Buy	4,544,383	3,015,471		6/01/10	73,351	—
New Zealand Dollar	CITI	Buy	6,044,416	4,007,146		6/01/10	101,250	—
New Zealand Dollar	DBAB	Buy	10,620,020	7,132,618		6/01/10	85,820	—
New Zealand Dollar	CITI	Sell	6,044,416	4,215,255		6/01/10	106,860	—
New Zealand Dollar	DBAB	Sell	10,620,020	7,417,978		6/01/10	199,540	—
New Zealand Dollar	UBSW	Sell	10,684,383	7,463,896		6/01/10	201,711	—
Indian Rupee	HSBC	Buy	4,458,000	91,918		6/02/10	4,212	—
Indian Rupee	HSBC	Sell	4,458,000	95,974		6/02/10	1,316	—
New Zealand Dollar	BZWS	Buy	8,856,368	6,370,344		6/02/10	—	(351,097)
New Zealand Dollar	DBAB	Buy	4,580,779	3,076,314		6/02/10	37,021	—
New Zealand Dollar	BZWS	Sell	8,856,368	6,237,363		6/02/10	218,116	—
New Zealand Dollar	FBCO	Sell	1,511,663	1,065,722		6/02/10	38,318	—
New Zealand Dollar	DBAB	Sell	4,580,779	3,232,427		6/02/10	119,092	—
Indian Rupee	HSBC	Buy	22,062,000	459,625		6/03/10	16,053	—
Indian Rupee	HSBC	Buy	147,266,000	3,064,211		6/04/10	110,640	—
Poland Zloty	DBAB	Buy	13,705,000	3,012,684	EUR	6/04/10	426,048	—
Indian Rupee	DBAB	Buy	73,633,000	1,532,106		6/07/10	54,802	—
Poland Zloty	DBAB	Buy	12,965,000	2,824,434	EUR	6/07/10	433,647	—
Indian Rupee	DBAB	Buy	37,141,000	770,560		6/08/10	29,800	—
Indian Rupee	HSBC	Buy	29,570,000	612,850		6/08/10	24,362	—
Poland Zloty	CITI	Buy	5,203,000	1,129,672	EUR	6/08/10	178,592	—
New Zealand Dollar	BZWS	Buy	8,856,368	6,389,427		6/09/10	—	(373,219)
New Zealand Dollar	BZWS	Sell	8,856,368	6,233,643		6/09/10	217,436	—
Indian Rupee	DBAB	Buy	29,990,000	616,444		6/10/10	29,678	—
Indian Rupee	BZWS	Buy	44,847,000	924,680		6/11/10	41,424	—

Templeton Global Income Fund

Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quanity	amount[a]		date	Appreciation	Depriciation

Indian Rupee	HSBC	Buy	30,052,000	616,451		6/11/10	30,936	—
Indian Rupee	DBAB	Buy	75,068,000	1,541,121		6/16/10	75,133	—
Indian Rupee	DBAB	Buy	68,380,000	1,387,018		6/21/10	84,441	—
Swedish Krona	UBSW	Buy	50,589,000	4,548,225	EUR	6/28/10	878,705	—
Swedish Krona	UBSW	Buy	36,736,000	3,315,224	EUR	6/29/10	622,761	—
Swedish Krona	UBSW	Buy	45,098,000	4,100,526	EUR	7/15/10	726,487	—
Malaysian Ringgit	DBAB	Buy	9,759,000	1,943,056	EUR	7/16/10	593,811	—
Malaysian Ringgit	DBAB	Buy	61,396,000	17,063,924		7/16/10	1,720,840	—
Indian Rupee	CITI	Buy	16,598,000	331,960		7/19/10	24,237	—
Indian Rupee	JPHQ	Buy	16,598,000	331,960		7/20/10	24,204	—
Malaysian Ringgit	DBAB	Buy	96,842,000	27,120,533		7/20/10	2,503,213	—
Malaysian Ringgit	DBAB	Buy	11,019,000	2,189,655	EUR	7/20/10	674,904	—
Malaysian Ringgit	DBAB	Buy	14,167,000	2,815,158	EUR	7/23/10	866,980	—
Malaysian Ringgit	DBAB	Buy	117,760,000	33,256,142		7/23/10	2,760,808	—
Malaysian Ringgit	JPHQ	Buy	123,816,000	34,877,746		7/27/10	2,983,637	—
Malaysian Ringgit	JPHQ	Buy	14,167,000	2,806,402	EUR	7/27/10	876,687	—
Swedish Krona	DBAB	Buy	45,098,000	4,230,780	EUR	7/27/10	565,885	—
Malaysian Ringgit	HSBC	Buy	1,687,000	478,405		7/30/10	37,379	—
New Zealand Dollar	DBAB	Sell	17,733,735	11,411,658		7/30/10	—	(592,590)
New Zealand Dollar	DBAB	Buy	17,733,735	11,865,997		7/30/10	138,252	—
New Zealand Dollar	DBAB	Sell	17,666,270	11,347,929		8/03/10	—	(607,311)
New Zealand Dollar	BZWS	Sell	6,915,607	4,439,820		8/03/10	—	(240,157)
New Zealand Dollar	BZWS	Buy	4,400,000	3,162,280		8/03/10	—	(184,682)
New Zealand Dollar	DBAB	Buy	17,666,270	11,817,321		8/03/10	137,918	—
New Zealand Dollar	DBAB	Sell	6,999,201	4,471,789		8/04/10	—	(264,427)
New Zealand Dollar	BZWS	Sell	3,484,510	2,237,056		8/04/10	—	(120,841)
New Zealand Dollar	DBAB	Buy	6,999,201	4,681,555		8/04/10	54,661	—
New Zealand Dollar	CITI	Sell	17,544,053	11,456,705		8/05/10	—	(414,168)
New Zealand Dollar	DBAB	Sell	5,204,459	3,392,267		8/05/10	—	(129,239)
New Zealand Dollar	DBAB	Buy	5,204,459	3,480,846		8/05/10	40,659	—
New Zealand Dollar	CITI	Buy	17,544,053	11,748,200		8/05/10	122,674	—
Malaysian Ringgit	HSBC	Buy	3,400,000	971,984		8/06/10	67,196	—
New Zealand Dollar	CITI	Sell	6,870,623	4,490,055		8/06/10	—	(158,506)

Templeton Global Income Fund

Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quanity	amount[a]		date	Appreciation	Depriciation

New Zealand Dollar	FBCO	Sell	3,428,957	2,233,108		8/06/10	—	(86,873)
New Zealand Dollar	FBCO	Sell	15,302,017	10,059,786		8/09/10	—	(291,161)
New Zealand Dollar	CITI	Sell	6,779,343	4,457,147		8/09/10	—	(128,695)
New Zealand Dollar	DBAB	Sell	6,809,934	4,479,575		8/09/10	—	(126,960)
New Zealand Dollar	DBAB	Buy	6,809,934	4,553,599		8/09/10	52,936	—
New Zealand Dollar	FBCO	Sell	6,713,771	4,458,817		8/11/10	—	(82,035)
New Zealand Dollar	DBAB	Sell	15,333,885	9,990,809		8/12/10	—	(379,523)
New Zealand Dollar	DBAB	Buy	15,333,885	10,251,009		8/12/10	119,323	—
New Zealand Dollar	DBAB	Sell	4,178,000	2,711,940		8/13/10	—	(113,451)
New Zealand Dollar	DBAB	Buy	4,178,000	2,792,868		8/13/10	32,523	—
New Zealand Dollar	DBAB	Sell	4,407,000	2,909,061		8/16/10	—	(70,569)
New Zealand Dollar	DBAB	Buy	4,407,000	2,945,507		8/16/10	34,123	—
Brazilian Real	DBAB	Buy	4,460,000	216,608,820	JPY	8/17/10	26,008	—
Japanese Yen	UBSW	Sell	619,237,000	6,528,180		8/17/10	—	(271,147)
New Israeli Shekel	CITI	Buy	12,073,000	3,185,993		8/17/10	—	(71,915)
Brazilian Real	DBAB	Buy	3,295,000	158,654,250	JPY	8/18/10	33,804	—
Japanese Yen	JPHQ	Sell	307,706,000	3,264,093		8/18/10	—	(114,631)
Brazilian Real	DBAB	Buy	4,942,000	232,303,652	JPY	8/19/10	112,035	—
Japanese Yen	HSBC	Sell	306,279,000	3,255,517		8/19/10	—	(107,597)
New Israeli Shekel	CITI	Buy	12,079,000	3,182,248		8/19/10	—	(66,628)
New Israeli Shekel	DBAB	Buy	1,209,000	318,493		8/19/10	—	(6,647)
Indian Rupee	DBAB	Buy	115,936,000	2,321,506		8/20/10	160,174	—
Japanese Yen	DBAB	Sell	307,444,000	3,255,512		8/20/10	—	(120,454)
Japanese Yen	BZWS	Sell	307,053,000	3,260,347		8/20/10	—	(111,325)
New Israeli Shekel	CITI	Buy	4,634,100	1,212,449		8/20/10	—	(17,144)
Norwegian Krone	UBSW	Buy	44,332,000	5,049,318	EUR	8/20/10	611,927	—
Indian Rupee	DBAB	Buy	100,473,000	2,011,967		8/23/10	138,246	—
Japanese Yen	CITI	Sell	613,483,000	6,520,692		8/23/10	—	(216,168)
Japanese Yen	FBCO	Sell	608,984,000	6,520,695		8/23/10	—	(166,760)
New Israeli Shekel	CITI	Buy	7,908,300	2,073,927		8/23/10	—	(34,092)
Norwegian Krone	UBSW	Buy	44,332,000	5,054,557	EUR	8/23/10	604,286	—
Japanese Yen	JPHQ	Sell	612,179,000	6,520,693		8/24/10	—	(201,966)
Japanese Yen	BZWS	Sell	610,141,000	6,520,690		8/24/10	—	(179,588)

Templeton Global Income Fund

Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quanity	amount[a]		date	Appreciation	Depriciation

New Zealand Dollar	FBCO	Sell	6,159,450	4,061,418		8/24/10	—	(100,741)
Japanese Yen	DBAB	Sell	303,441,000	3,260,352		8/25/10	—	(71,951)
New Zealand Dollar	DBAB	Sell	6,130,000	4,097,905		8/27/10	—	(43,488)
Brazilian Real	DBAB	Buy	3,300,000	154,185,900	JPY	8/31/10	79,198	—
Indian Rupee	DBAB	Buy	71,050,000	1,423,848		9/01/10	95,724	—
Japanese Yen	JPHQ	Sell	304,127,000	3,260,349		9/01/10	—	(79,961)
Brazilian Real	DBAB	Buy	4,949,000	228,826,913	JPY	9/02/10	143,827	—
Japanese Yen	HSBC	Sell	300,940,000	3,260,349		9/02/10	—	(45,036)
Norwegian Krone	BZWS	Buy	44,332,000	5,045,123	EUR	9/07/10	610,482	—
New Israeli Shekel	DBAB	Buy	35,742,000	9,430,607		9/08/10	—	(211,817)
Japanese Yen	HSBC	Sell	453,244,000	4,890,524		9/09/10	—	(88,524)
Japanese Yen	HSBC	Sell	451,689,000	4,890,526		9/10/10	—	(71,557)
Japanese Yen	DBAB	Sell	383,650,000	4,179,376		9/10/10	—	(35,257)
Japanese Yen	UBSW	Sell	318,692,000	3,482,820		9/13/10	—	(18,457)
Brazilian Real	DBAB	Buy	7,424,000	346,161,075	JPY	9/15/10	170,677	—
Japanese Yen	BZWS	Sell	250,749,000	2,786,255		9/15/10	31,295	—
Japanese Yen	UBSW	Sell	377,653,000	4,179,380		9/15/10	30,137	—
Japanese Yen	HSBC	Sell	253,555,000	2,786,257		9/15/10	469	—
Japanese Yen	DBAB	Sell	126,078,000	1,393,127		9/16/10	7,885	—
Japanese Yen	HSBC	Sell	376,102,000	4,179,375		9/16/10	47,074	—
Euro	BZWS	Sell	1,331,300	1,960,140		9/20/10	319,925	—
Japanese Yen	JPHQ	Sell	252,156,000	2,786,254		9/21/10	15,442	—
Japanese Yen	HSBC	Sell	125,019,000	1,393,125		9/21/10	19,355	—
Euro	UBSW	Sell	8,685,912	12,735,545		9/23/10	2,033,839	—
Swedish Krona	DBAB	Buy	28,384,373	2,799,248	EUR	9/23/10	187,490	—
Swedish Krona	UBSW	Buy	91,000,000	8,950,438	EUR	9/23/10	630,562	—
Euro	JPHQ	Sell	3,821,732	5,658,456		9/24/10	949,745	—
Japanese Yen	JPHQ	Sell	109,322,000	1,208,045		9/24/10	6,676	—
Indian Rupee	DBAB	Buy	225,000,000	6,533,101	NZD	9/27/10	400,666	—
Japanese Yen	JPHQ	Sell	10,871,000	120,802		9/27/10	1,329	—
Japanese Yen	JPHQ	Sell	78,559,000	872,975		9/28/10	9,587	—
Japanese Yen	JPHQ	Sell	130,931,000	1,454,951		9/29/10	15,944	—
Philippine Peso	DBAB	Buy	150,587,000	3,121,233		10/04/10	92,586	—

Templeton Global Income Fund

Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quanity	amount[a]		date	Appreciation	Depriciation

Philippine Peso	HSBC	Buy	120,792,000	2,496,992		10/04/10	80,943	—
New Israeli Shekel	DBAB	Buy	35,422,000	9,408,234		10/05/10	—	(272,816)
Philippine Peso	DBAB	Buy	180,042,000	3,745,491		10/05/10	96,582	—
Philippine Peso	HSBC	Buy	180,085,000	3,745,477		10/05/10	97,513	—
Philippine Peso	JPHQ	Buy	47,563,000	998,803		10/06/10	16,087	—
Philippine Peso	DBAB	Buy	147,797,000	3,121,241		10/07/10	32,116	—
Philippine Peso	HSBC	Buy	118,491,000	2,496,992		10/08/10	30,855	—
Philippine Peso	JPHQ	Buy	59,005,000	1,248,492		10/08/10	10,300	—
Philippine Peso	DBAB	Buy	118,267,000	2,496,981		10/08/10	26,087	—
Philippine Peso	CITI	Buy	59,159,000	1,248,502		10/08/10	13,577	—
Philippine Peso	DBAB	Buy	35,215,000	749,096		10/12/10	1,878	—
Philippine Peso	JPHQ	Buy	105,060,000	2,247,273		10/13/10	—	(7,044)
Philippine Peso	HSBC	Buy	58,717,000	1,248,501		10/13/10	3,541	—
Philippine Peso	JPHQ	Buy	40,764,000	867,319		10/13/10	1,905	—
Chinese Yuan	HSBC	Buy	32,663,916	3,316,969	EUR	10/15/10	714,057	—
Philippine Peso	JPHQ	Buy	19,133,000	407,953		10/15/10	—	(53)
Chinese Yuan	HSBC	Buy	32,823,215	3,323,035	EUR	10/18/10	730,385	—
Philippine Peso	JPHQ	Buy	63,534,000	1,359,860		10/18/10	—	(5,760)
Chinese Yuan	HSBC	Buy	43,995,179	4,441,373	EUR	10/19/10	994,830	—
Philippine Peso	DBAB	Buy	32,011,000	679,928		10/19/10	2,257	—
Chinese Yuan	HSBC	Buy	27,185,000	4,119,876		10/21/10	—	(122,751)
Philippine Peso	DBAB	Buy	127,962,000	2,719,702		10/21/10	6,759	—
Philippine Peso	JPHQ	Buy	64,253,000	1,359,852		10/21/10	9,174	—
Philippine Peso	DBAB	Buy	123,655,000	2,597,794		10/25/10	35,879	—
Philippine Peso	HSBC	Buy	185,677,000	3,896,684		10/25/10	57,968	—
Philippine Peso	JPHQ	Buy	61,866,000	1,298,887		10/25/10	18,769	—
Chilean Peso	CITI	Buy	219,208,545	415,364		10/26/10	—	(2,460)
Indian Rupee	HSBC	Buy	159,768,000	3,360,707		10/26/10	44,183	—
Indian Rupee	DBAB	Buy	478,778,000	10,082,084		10/26/10	121,374	—
Norwegian Krone	BZWS	Buy	68,284,000	8,076,168	EUR	10/26/10	538,618	—
Philippine Peso	HSBC	Buy	160,559,000	3,377,125		10/26/10	42,219	—
Indian Rupee	HSBC	Buy	237,998,000	5,041,049		10/27/10	30,709	—
Chilean Peso	JPHQ	Buy	142,245,000	270,814		10/28/10	—	(2,887)

Templeton Global Income Fund

Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quanity	amount[a]		date	Appreciation	Depriciation

Philippine Peso	DBAB	Buy	49,630,000	1,039,154		10/28/10	17,587	—
Japanese Yen	CITI	Sell	104,080,747	1,150,288		11/08/10	5,295	—
Japanese Yen	BZWS	Sell	102,242,000	1,141,635		11/10/10	16,817	—
Japanese Yen	BZWS	Sell	183,499,000	2,047,866		11/12/10	29,000	—
Japanese Yen	UBSW	Sell	103,657,300	1,157,807		11/12/10	17,364	—
Japanese Yen	DBAB	Sell	592,373,000	6,613,151		11/15/10	95,367	—
Japanese Yen	JPHQ	Sell	295,806,000	3,306,573		11/16/10	51,790	—
Japanese Yen	BZWS	Sell	142,600,000	1,587,178		11/16/10	18,136	—
Japanese Yen	HSBC	Sell	154,574,000	1,719,418		11/17/10	18,585	—
Japanese Yen	UBSW	Sell	236,300,000	2,645,248		11/17/10	45,154	—
Japanese Yen	BZWS	Sell	590,640,000	6,613,147		11/17/10	114,123	—
Euro	DBAB	Sell	913,279	1,357,133		11/18/10	231,282	—
Euro	UBSW	Sell	4,666,969	6,971,519		11/18/10	1,218,284	—
Japanese Yen	BZWS	Sell	823,639,000	9,258,407		11/18/10	195,396	—
Malaysian Ringgit	JPHQ	Buy	26,285,176	7,818,315		11/18/10	177,954	—
Euro	DBAB	Sell	1,274,797	1,910,284		11/29/10	338,593	—
Japanese Yen	CITI	Sell	230,997,000	2,645,256		11/29/10	102,759	—
Japanese Yen	BZWS	Sell	930,663,000	10,581,037		11/29/10	337,580	—
Japanese Yen	BOFA	Sell	638,748,000	7,208,328		11/29/10	177,870	—
Norwegian Krone	UBSW	Buy	51,846,000	6,063,647	EUR	11/29/10	479,732	—
Swedish Krona	BZWS	Buy	150,288,486	14,529,752	EUR	11/30/10	1,347,107	—
Australian Dollar	DBAB	Buy	13,946,000	12,160,927		12/01/10	—	(624,108)
Japanese Yen	DBAB	Sell	572,745,000	6,613,149		12/01/10	308,789	—
Norwegian Krone	UBSW	Buy	16,770,000	1,944,348	EUR	12/01/10	175,864	—
Mexican Peso	CITI	Sell	39,049,000	2,875,267		12/02/10	—	(85,518)
Chinese Yuan	HSBC	Buy	24,661,000	3,723,539		12/06/10	—	(91,473)
Chinese Yuan	HSBC	Buy	31,071,000	3,122,174	EUR	12/06/10	726,500	—
Euro	UBSW	Sell	1,325,806	1,994,635		12/07/10	359,902	—
Australian Dollar	DBAB	Buy	5,578,000	4,891,906		12/09/10	—	(281,633)
Australian Dollar	DBAB	Buy	6,958,000	6,071,551		12/10/10	—	(321,337)
Australian Dollar	BZWS	Buy	6,958,000	6,068,768		12/10/10	—	(318,553)
Chinese Yuan	JPHQ	Buy	16,342,344	2,457,495		12/13/10	—	(49,910)
Chinese Yuan	HSBC	Buy	32,777,418	4,929,676		12/14/10	—	(100,646)

Templeton Global Income Fund

Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quanity	amount[a]		date	Appreciation	Depriciation

Chinese Yuan	HSBC	Buy	32,904,211	4,951,352		12/15/10	—	(103,443)
Malaysian Ringgit	JPHQ	Buy	16,656,368	4,883,133		12/16/10	178,815	—
Swedish Krona	DBAB	Buy	93,370,021	9,026,316	EUR	12/16/10	835,592	—
Malaysian Ringgit	JPHQ	Buy	5,137,469	1,506,633		12/17/10	54,617	—
Malaysian Ringgit	JPHQ	Buy	6,147,742	1,794,961		12/21/10	73,067	—
Malaysian Ringgit	HSBC	Buy	8,175,565	2,378,339		12/22/10	105,775	—
Malaysian Ringgit	HSBC	Buy	3,991,727	1,160,521		12/23/10	52,311	—
Malaysian Ringgit	HSBC	Buy	4,516,266	1,311,191		12/28/10	60,795	—
Japanese Yen	BZWS	Sell	189,880,000	2,084,017		1/07/11	—	(8,328)
Japanese Yen	CITI	Sell	94,950,000	1,042,010		1/07/11	—	(4,273)
Japanese Yen	UBSW	Sell	94,930,000	1,041,985		1/07/11	—	(4,078)
New Israeli Shekel	DBAB	Buy	48,521,000	12,999,250		1/07/11	—	(489,091)
Euro	CITI	Sell	3,597,000	5,173,205		1/10/11	736,287	—
Euro	UBSW	Sell	6,354,000	9,085,267		1/11/11	1,247,482	—
Euro	DBAB	Sell	12,240,000	17,494,754		1/11/11	2,396,471	—
Japanese Yen	HSBC	Sell	95,340,000	1,041,967		1/11/11	—	(8,737)
Japanese Yen	DBAB	Sell	95,240,000	1,041,979		1/11/11	—	(7,623)
Euro	JPHQ	Sell	3,792,783	5,490,157		1/13/11	811,573	—
Euro	CITI	Sell	2,459,575	3,560,419		1/13/11	526,413	—
Euro	UBSW	Sell	5,675,942	8,236,814		1/13/11	1,235,261	—
Japanese Yen	HSBC	Sell	277,440,000	3,024,990		1/13/11	—	(32,747)
Philippine Peso	JPHQ	Buy	282,044,000	6,064,579		1/13/11	—	(102,257)
Euro	BZWS	Sell	3,027,169	4,392,422		1/14/11	658,217	—
Japanese Yen	BZWS	Sell	275,350,000	3,024,943		1/14/11	—	(9,849)
Japanese Yen	UBSW	Sell	219,020,000	2,419,966		1/14/11	6,019	—
Philippine Peso	HSBC	Buy	45,260,000	967,714		1/14/11	—	(11,019)
Philippine Peso	HSBC	Buy	88,621,000	1,898,438		1/18/11	—	(25,872)
Philippine Peso	DBAB	Buy	50,543,000	1,085,779		1/18/11	—	(17,803)
Euro	BZWS	Sell	2,459,575	3,527,891		1/19/11	493,670	—
Philippine Peso	JPHQ	Buy	126,210,000	2,708,079		1/19/11	—	(41,498)
Philippine Peso	DBAB	Buy	31,623,000	676,717		1/19/11	—	(8,583)
Euro	UBSW	Sell	4,351,556	6,122,639		1/25/11	754,022	—
Brazilian Real	DBAB	Buy	8,966,000	408,299,984	JPY	1/26/11	147,401	—

Templeton Global Income Fund

Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quanity	amount[a]		date	Appreciation	Depriciation

Japanese Yen	BZWS	Sell	758,940,000	8,450,290		1/26/11	82,605	—
Japanese Yen	UBSW	Sell	664,000,000	7,394,045		1/26/11	73,119	—
Japanese Yen	DBAB	Sell	189,220,000	2,112,538		1/26/11	26,294	—
Brazilian Real	HSBC	Buy	3,346,000	152,871,244	JPY	1/27/11	49,031	—
Chilean Peso	DBAB	Buy	1,968,980,000	3,916,809		1/27/11	—	(217,233)
Japanese Yen	HSBC	Sell	652,664,000	7,266,921		1/27/11	70,768	—
Chilean Peso	DBAB	Buy	4,531,910,000	8,946,619		1/28/11	—	(431,758)
Chilean Peso	JPHQ	Buy	596,880,000	1,173,229		1/28/11	—	(51,770)
Malaysian Ringgit	JPHQ	Buy	48,000,000	14,081,615		1/28/11	485,715	—
New Zealand Dollar	UBSW	Sell	7,150,005	4,889,674		1/28/11	117,349	—
Chilean Peso	DBAB	Buy	2,733,940,000	5,273,472		1/31/11	—	(137,271)
Euro	UBSW	Sell	338,000	473,301		1/31/11	56,273	—
Swedish Krona	DBAB	Buy	89,650,000	8,756,422	EUR	1/31/11	685,842	—
Chinese Yuan	DBAB	Buy	135,288,000	20,373,165		2/01/11	—	(401,410)
Australian Dollar	UBSW	Buy	3,674,582	3,061,000		2/08/11	—	(44,479)
Australian Dollar	MSCO	Buy	3,675,596	3,061,000		2/08/11	—	(43,646)
Euro	UBSW	Sell	6,294,000	8,640,718		2/08/11	874,379	—
Euro	CITI	Sell	8,393,000	11,518,092		2/08/11	1,161,739	—
Euro	HSBC	Sell	675,000	923,096		2/08/11	90,195	—
Australian Dollar	CITI	Buy	2,328,000	172,302,264	JPY	2/09/11	10,376	—
Australian Dollar	BZWS	Buy	2,328,000	171,876,240	JPY	2/09/11	15,075	—
Australian Dollar	DBAB	Buy	2,328,000	172,653,792	JPY	2/09/11	6,499	—
Euro	HSBC	Sell	6,987,000	9,555,421		2/09/11	933,869	—
Euro	BZWS	Sell	9,316,000	12,713,312		2/09/11	1,217,909	—
South Korean Won	HSBC	Buy	7,294,254,000	6,180,000		2/09/11	—	(112,380)
Chilean Peso	MLCO	Buy	727,600,000	1,354,304		2/10/11	12,170	—
Chilean Peso	DBAB	Buy	727,600,000	1,354,304		2/10/11	12,170	—
Euro	DBAB	Sell	2,336,000	3,194,013		2/10/11	311,490	—
Euro	BZWS	Sell	7,943,000	10,854,110		2/10/11	1,052,793	—
Japanese Yen	MSCO	Sell	110,363,000	1,240,554		2/10/11	23,208	—
South Korean Won	HSBC	Buy	3,868,000,000	291,002,106	JPY	2/10/11	7,682	—
Chilean Peso	DBAB	Buy	935,230,000	1,746,135		2/11/11	10,222	—
Chilean Peso	BZWS	Buy	726,200,000	1,354,156		2/11/11	9,644	—

Templeton Global Income Fund

Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quanity	amount[a]		date	Appreciation	Depriciation

Euro	UBSW	Sell	6,873,000	9,451,200		2/11/11	970,117	—
Chilean Peso	DBAB	Buy	718,400,000	1,354,194		2/14/11	—	(5,177)
Malaysian Ringgit	DBAB	Buy	24,260,103	7,026,822		2/14/11	331,773	—
New Zealand Dollar	HSBC	Sell	1,456,071	979,790		2/14/11	9,294	—
South Korean Won	HSBC	Buy	7,084,000,000	6,069,746		2/14/11	—	(176,967)
South Korean Won	DBAB	Buy	1,149,000,000	87,296,763	JPY	2/14/11	—	(7,242)
South Korean Won	JPHQ	Buy	1,326,000,000	100,454,545	JPY	2/14/11	—	(5,159)
Chilean Peso	MSCO	Buy	1,432,600,000	2,708,385		2/16/11	—	(18,415)
Euro	UBSW	Sell	6,214,000	8,450,419		2/16/11	782,070	—
Euro	JPHQ	Sell	6,214,000	8,454,768		2/16/11	786,420	—
South Korean Won	JPHQ	Buy	774,000,000	59,251,320	JPY	2/16/11	—	(9,831)
Malaysian Ringgit	HSBC	Buy	6,108,000	1,775,478		2/17/11	77,028	—
Chilean Peso	JPHQ	Buy	664,600,000	1,268,321		2/18/11	—	(20,495)
Chilean Peso	DBAB	Buy	331,700,000	634,226		2/18/11	—	(11,439)
Euro	UBSW	Sell	6,210,000	8,531,360		2/18/11	867,767	—
Euro	DBAB	Sell	6,210,000	8,532,167		2/18/11	868,574	—
Chilean Peso	MSCO	Buy	3,473,400,000	6,620,768		2/22/11	—	(100,118)
Chilean Peso	DBAB	Buy	1,821,550,000	3,475,569		2/22/11	—	(55,954)
Chilean Peso	JPHQ	Buy	1,128,000,000	2,156,169		2/22/11	—	(38,563)
Japanese Yen	HSBK	Sell	187,760,000	2,088,241		2/22/11	16,442	—
Japanese Yen	JPHQ	Sell	187,900,000	2,088,242		2/22/11	14,898	—
Chilean Peso	MLCO	Buy	669,000,000	1,268,367		2/23/11	—	(12,488)
Chilean Peso	MSCO	Buy	664,200,000	1,268,283		2/24/11	—	(21,457)
Chilean Peso	CITI	Buy	2,019,520,000	3,850,372		2/25/11	—	(59,483)
Chilean Peso	MSCO	Buy	1,419,160,000	2,714,226		2/25/11	—	(50,287)
Chilean Peso	DBAB	Buy	994,600,000	1,902,448		2/25/11	—	(35,461)
Chilean Peso	DBAB	Buy	1,153,220,000	2,205,431		2/28/11	—	(40,973)
Chilean Peso	JPHQ	Buy	364,500,000	692,966		2/28/11	—	(8,842)
Chilean Peso	DBAB	Buy	1,873,290,000	3,581,816		3/01/11	—	(66,021)
Chilean Peso	MSCO	Buy	1,174,700,000	2,239,657		3/01/11	—	(34,977)
Chilean Peso	MLCO	Buy	366,300,000	698,646		3/01/11	—	(11,173)
Japanese Yen	HSBK	Sell	196,900,000	2,205,001		3/01/11	31,858	—
Japanese Yen	JPHQ	Sell	197,000,000	2,204,862		3/01/11	30,615	—

Templeton Global Income Fund

Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quanity	amount[a]	date	Appreciation	Depriciation

Japanese Yen	UBSW	Sell	219,700,000	2,469,705	3/01/11	44,923	—
Chilean Peso	DBAB	Buy	292,600,000	560,000	3/02/11	—	(10,871)
Chilean Peso	DBAB	Buy	1,173,870,000	2,244,493	3/04/11	—	(41,654)
Euro	UBSW	Sell	4,817,000	6,598,134	3/07/11	652,394	—
Euro	BOFA	Sell	3,640,000	4,980,466	3/07/11	487,526	—
Euro	HSBK	Sell	1,285,000	1,758,381	3/08/11	172,255	—
Chilean Peso	DBAB	Buy	2,301,970,000	4,560,614	3/10/11	—	(241,933)
Chilean Peso	DBAB	Buy	2,298,030,000	4,453,115	3/15/11	—	(142,746)
Chilean Peso	MSCO	Buy	521,800,000	1,007,822	3/15/11	—	(29,093)
Japanese Yen	CITI	Sell	220,552,000	2,448,723	3/18/11	13,118	—
Japanese Yen	UBSW	Sell	178,800,000	1,988,191	3/18/11	13,663	—
Japanese Yen	MSCO	Sell	132,400,000	1,469,446	3/18/11	7,323	—
Chilean Peso	JPHQ	Buy	670,400,000	1,298,973	3/21/11	—	(41,840)
Japanese Yen	BOFA	Sell	125,158,380	1,390,880	3/22/11	8,539	—
New Israeli Shekel	MSCO	Buy	31,916,650	8,500,000	3/29/11	—	(273,070)
Chilean Peso	DBAB	Buy	1,107,150,000	2,105,649	3/31/11	—	(30,408)
Chilean Peso	DBAB	Buy	1,176,260,000	2,240,495	4/04/11	—	(36,092)
Euro	DBAB	Sell	6,591,000	8,906,616	4/07/11	768,133	—
Euro	HSBK	Sell	7,909,000	10,688,460	4/07/11	922,527	—
Euro	UBSW	Sell	3,955,000	5,342,810	4/07/11	459,226	—
Indian Rupee	DBAB	Buy	110,524,000	2,435,254	4/11/11	—	(101,185)
Indian Rupee	DBAB	Buy	237,003,000	5,221,481	4/12/11	—	(216,666)
Euro	UBSW	Sell	3,144,000	4,235,282	4/13/11	352,829	—
Indian Rupee	JPHQ	Buy	159,192,000	3,517,278	4/13/11	—	(155,783)
Euro	HSBK	Sell	4,695,000	6,409,332	4/14/11	611,515	—
Indian Rupee	JPHQ	Buy	156,262,000	3,452,541	4/15/11	—	(153,264)
Indian Rupee	JPHQ	Buy	78,058,000	1,717,448	4/19/11	—	(69,699)
Indian Rupee	DBAB	Buy	54,789,000	1,206,806	4/19/11	—	(50,249)
Malaysian Ringgit	JPHQ	Buy	5,072,841	1,554,656	4/19/11	—	(19,104)
Japanese Yen	UBSW	Sell	146,100,000	1,593,204	4/20/11	—	(22,039)
Japanese Yen	CITI	Sell	146,000,000	1,592,956	4/20/11	—	(21,181)
Malaysian Ringgit	JPHQ	Buy	14,535,000	4,475,751	4/22/11	—	(76,419)
Indian Rupee	DBAB	Buy	110,998,000	2,450,828	4/26/11	—	(108,604)

Templeton Global Income Fund

Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quanity	amount[a]		date	Appreciation	Depriciation

Indian Rupee	JPHQ	Buy	15,835,000	349,404		4/27/11	—	(15,280)
Indian Rupee	DBAB	Buy	507,510,181	11,200,843		4/28/11	—	(492,747)
Indian Rupee	JPHQ	Buy	78,563,000	1,733,517		4/28/11	—	(75,895)
Indian Rupee	JPHQ	Buy	78,640,000	1,735,982		4/29/11	—	(76,823)
Swedish Krona	BOFA	Buy	29,978,900	3,116,958	EUR	4/29/11	—	(7,562)
Chilean Peso	DBAB	Buy	730,900,000	1,376,460		5/10/11	—	(8,796)
Japanese Yen	CITI	Sell	304,465,000	3,418,125		5/10/11	49,727	—
Japanese Yen	DBAB	Sell	203,561,000	2,278,753		5/10/11	26,690	—
Japanese Yen	UBSW	Sell	304,315,000	3,418,117		5/10/11	51,380	—
Chilean Peso	DBAB	Buy	2,278,980,000	4,218,380		5/19/11	44,419	—
Indian Rupee	DBAB	Buy	150,389,000	3,164,752		6/01/11	2,665	—

Unrealized appreciation (depreciation)							64,997,822	(15,195,995)

Net unrealized appreciation (depreciation)							$49,801,827

[a]	In U.S. dollars unless otherwise indicated.

At May 31, 2010, the Fund had the following interest rate swap contracts outstanding. See Note 3.

	Pay/Receive	Fixed		Notional		Expiration	Unrealized	Unrealized
Counterparty	Floating Rate	Rate	Floating Rate	Amount[a]		Date	Appreciation	Depreciation

MLCO	Pay	9.03%	MXN Interbank Equilibrium Interest Rate	723,000,000	MXN	8/17/18	$5,967,471	$—
JPHQ	Pay	8.6748%	MXN Interbank Equilibrium Interest Rate	37,800,000	MXN	11/29/18	237,829	—
CITI	Pay	7.6973%	MXN Interbank Equilibrium Interest Rate	51,400,000	MXN	1/11/19	70,262	—
CITI	Pay	7.666%	MXN Interbank Equilibrium Interest Rate	67,000,000	MXN	1/12/19	80,862	—
CITI	Pay	7.835%	MXN Interbank Equilibrium Interest Rate	44,700,000	MXN	1/15/19	92,126	—
CITI	Pay	7.869%	MXN Interbank Equilibrium Interest Rate	58,100,000	MXN	1/16/19	129,378	—
CITI	Pay	8.00%	MXN Interbank Equilibrium Interest Rate	35,060,000	MXN	1/18/19	100,957	—
CITI	Pay	8.07%	MXN Interbank Equilibrium Interest Rate	175,300,000	MXN	1/22/19	562,010	—
JPHQ	Pay	8.06%	MXN Interbank Equilibrium Interest Rate	55,780,000	MXN	1/22/19	175,988	—

Templeton Global Income Fund

Statement of Investments, May 31, 2010 (unaudited) (continued)

	Pay/Receive	Fixed		Notional		Expiration	Unrealized	Unrealized
Counterparty	Floating Rate	Rate	Floating Rate	Amount[a]		Date	Appreciation	Depreciation

MLCO	Pay	9.10%	MXN Interbank Equilibrium Interest Rate	240,000,000	MXN	8/4/28	2,084,856	—
JPHQ	Pay	8.3167%	MXN Interbank Equilibrium Interest Rate	83,670,000	MXN	1/9/29	206,539	—

Unrealized appreciation (depreciation)							9,708,278	—

Net unrealized appreciation (depreciation)							$9,708,278	$—

[a]	In U.S. dollars unless otherwise indicated.

At May 31, 2010, the Fund had the following financial futures contracts outstanding. See Note 3.

		Number
		of	Notional	Delivery	Unrealized	Unrealized
Description	Type	Contracts	Amount	Date	Appreciation	Depreciation

U.S. Treasury 10 Year Note	Short	1	$100,000	09/21/10	$—	$(143)

Unrealized appreciation (depreciation)					—	(143)

Net unrealized appreciation (depreciation)					$—	$(143)

Currency
AUD	Australian Dollar
BRL	Brazilian Real
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
ILS	New Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
BHAC	Berkshire Hathaway Assurance Corp.

Templeton Global Income Fund

Statement of Investments, May 31, 2010 (unaudited) (continued)

FRN	Floating Rate Note
GO	General Obligation
ID	Improvement District
ISD	Independent School District
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
USD	Unified/Union School District
Counterparty
BOFA	Bank of America N.A.
BZWS	Barclays Bank PLC
CITI	Citibank N.A.
DBAB	Deutsche Bank USA, N.A.
FBCO	Credit Suisse International
HSBC	HSBC Bank USA, N.A.
HSBK	HSBC Bank PLC
JPHQ	JP Morgan Chase N.A.
MLCO	Merrill Lynch Capital Services
MSCO	Morgan Stanley and Co. Inc.
UBSW	UBS AG

Templeton Global Income Fund
Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Corporate debt, municipal, and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as option-adjusted spreads, credit risk and spreads, benchmark yield curves, coupon rates, maturity and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

The Fund has procedures to determine the fair value of investments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach, which may use prices of recent transactions, various market multiples, book values, and other relevant information for the investment, related assets or liabilities or other comparable assets or liabilities to determine the fair value of the investment. In developing this fair value, the Fund may also give consideration to an income-based approach valuation, which considers anticipated future cash flows of the investment and converts those amounts into a net present value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had a ready market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign security held by the Fund. As a result, variances may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these discrepancies, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Investments in open-end mutual funds are valued at the closing net asset value.

Derivative financial instruments (derivatives) may trade on a securities exchange or in the over-the-counter market. In instances where sufficient market activity exists, the Fund’s pricing services use a market-based approach to determine fair value. In other instance, the pricing services use an income-based approach which considers inputs such as anticipated future cash flows, discount rates, benchmark yield and swap curves and other unique security features to determine the net present value of the contract. The Fund’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

The Fund generally enters into financial futures contracts in order to manage interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell a security for a specific price on a future date. Required initial margin deposits of cash or securities are pledged or received by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Fund generally enters into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral.

The Fund generally enters into interest rate swap contracts in order to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

4. INCOME TAXES

At May 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,069,975,148

Unrealized appreciation	$125,648,067
Unrealized depreciation	(20,470,660)

Net unrealized appreciation (depreciation)	$105,177,407

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s/ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Bonds	$—	$1,081,989,941	$—	$1,081,989,941
Municipal Bonds	—	41,479,115	—	41,479,115
Short Term Investments	26,701,108	24,982,391	—	51,683,499

Total Investments in Securities	$26,701,108	$1,148,451,447	$—	$1,175,152,555

Swaps	—	9,708,278	—	9,708,278
Forward Exchange Contracts	—	64,997,822	—	64,997,822

Liabilities:
Forward Exchange Contracts	—	15,195,995	—	15,195,995
Financial Futures Contracts	—	143	—	143

6. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (ASU) which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the statement of investments and determined that no events have occurred that require disclosure.

For information on the Fund’s policy regarding other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Income Fund

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2010

By /s/MARK H. OTANI

      Mark H. Otani

      Chief Financial Officer and

   Chief Accounting Officer

Date  July 27, 2010